advance billings and customer deposits (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
advance billings and customer deposits
Advance billings	$ 548	$ 522
Deferred customer activation and connection fees	8	9
Customer deposits	14	14
Contract liabilities	570	545	$ 572
Other	126	130
Total	$ 696	$ 675